July 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Defense Industrials and Tech Active ETF | IDEF | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares Defense Industrials and Tech Active ETF
(Formerly iShares Defense Industrials Active ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 74.4%
AAR Corp.(a)	43,031	$6,026,062
Aerospace Industrial Development Corp.	2,664,667	5,025,764
AeroVironment, Inc.(a)(b)	102,096	15,250,080
Aevex Corp., Class A(a)	466,429	7,756,714
Airbus SE	599,632	140,768,704
ATI, Inc.(a)	61,281	11,486,511
Avio SpA(b)	43,869	1,475,718
Babcock International Group PLC	4,268,424	64,796,949
BAE Systems PLC	4,952,585	140,204,365
Bet Shemesh Engines Holdings 1997 Ltd.(a)(b)	29,737	8,073,452
Boeing Co. (The)(a)	826,410	178,620,257
Bombardier, Inc., Class B(a)	34,400	8,287,803
BWX Technologies, Inc.	178,034	30,034,336
CAE, Inc.(a)	1,314,579	33,908,889
Carpenter Technology Corp.	22,024	11,444,992
Chemring Group PLC	962,321	7,670,716
CSG NV(a)	1,839,130	35,035,491
Curtiss-Wright Corp.	26,342	19,071,608
Dassault Aviation SA	86,555	29,900,399
DroneShield Ltd.(a)(b)	6,656,929	7,929,935
Ducommun, Inc.(a)	45,739	8,188,196
Elbit Systems Ltd.(b)	81,493	65,899,314
Electro Optic Systems Holdings Ltd.(a)(b)	2,811,946	13,222,075
Embraer SA, ADR	104,262	7,124,222
Exail Technologies SA, NVS(a)(b)	81,236	11,699,934
Exosens SAS	386,070	25,614,087
General Dynamics Corp.	409,249	156,914,252
General Electric Co.	293,931	105,835,735
Hanwha Aerospace Co. Ltd.	100,810	64,718,757
Hanwha Systems Co. Ltd.	1,161,127	50,852,957
Hawkeye 360, Inc.(a)(b)	148,212	3,142,094
HEICO Corp.	44,217	15,757,170
Hensoldt AG(b)	195,261	17,936,457
Hexcel Corp.	103,027	10,606,630
Honeywell Aerospace, Inc., NVS(a)	66,469	13,741,801
Howmet Aerospace, Inc.	146,394	41,321,170
Huntington Ingalls Industries, Inc.	55,208	18,022,652
Karman Holdings, Inc.(a)	234,439	11,288,238
Kongsberg Gruppen ASA	1,325,499	41,425,777
Korea Aerospace Industries Ltd.	352,736	31,405,660
Kratos Defense & Security Solutions, Inc.(a)	345,518	16,101,139
L3Harris Technologies, Inc.	95,243	26,388,026
Leonardo DRS, Inc.	280,591	12,921,216
Leonardo SpA	1,278,551	81,487,816
LIG Defense&Aerospace Co. Ltd.	27,285	13,332,023
Lockheed Martin Corp.	333,176	194,154,982
Mercury Systems, Inc.(a)	280,566	27,242,959
Moog, Inc., Class A	31,589	12,314,972
MTU Aero Engines AG	54,857	23,000,341
National Presto Industries, Inc.	70,594	8,571,523
Northrop Grumman Corp.	239,405	129,872,424
QinetiQ Group PLC	3,854,964	26,392,411
Red Cat Holdings, Inc.(a)(b)	939,302	7,072,944
Redwire Corp.(a)(b)	831,841	7,170,469
Rheinmetall AG	50,622	66,919,680
Rocket Lab Corp.(a)	234,863	15,254,352
Rolls-Royce Holdings PLC	10,057,520	200,644,120
RTX Corp.	1,608,479	346,176,850
Saab AB, Class B	1,713,144	107,650,147
Safran SA	213,171	83,772,214
Security	Shares	Value
Aerospace & Defense (continued)
Singapore Technologies Engineering Ltd.	5,491,000	$43,147,100
SNT Dynamics Co. Ltd.	236,068	5,108,011
Textron, Inc.	168,726	14,385,579
Thales SA	578,937	164,812,047
Tkms AG & Co. KGaA(a)	146,928	13,997,610
TransDigm Group, Inc.	15,219	19,090,409
V2X, Inc.(a)	59,114	5,334,447
Voyager Technologies, Inc.(a)(b)	249,902	6,130,096
VSE Corp.	29,772	5,787,379
Woodward, Inc.	41,486	14,966,075
		3,176,685,284
Communications Equipment — 0.3%
Ondas, Inc.(a)(b)	971,819	7,278,924
Viasat, Inc.(a)(b)	101,357	7,797,394
		15,076,318
Construction & Engineering — 0.1%
Tutor Perini Corp.	59,036	4,944,265
Diversified Telecommunication Services — 1.2%
Iridium Communications, Inc.	99,539	4,712,176
Space Exploration Technologies Corp., Class A(a)(b)	439,483	47,626,773
		52,338,949
Electric Utilities — 0.2%
Oklo, Inc., Class A(a)(b)	255,653	9,927,006
Electrical Equipment — 0.6%
Mitsubishi Electric Corp.	658,600	23,724,806
Electronic Equipment, Instruments & Components — 6.8%
Amphenol Corp., Class A	630,555	101,330,188
Codan Ltd.	372,203	10,453,993
Coherent Corp.(a)	143,044	37,604,837
Keysight Technologies, Inc.(a)	44,257	14,121,523
Kitron ASA	1,085,975	9,934,554
Kraken Robotics, Inc.(a)(b)	820,188	3,399,288
Mirion Technologies, Inc., Class A(a)	585,669	8,773,322
Next Vision Stabilized Systems Ltd.	89,121	6,924,992
Nippon Avionics Co. Ltd.(b)	143,100	4,705,780
nLight, Inc.(a)	180,592	12,424,730
OSI Systems, Inc.(a)	56,112	12,422,636
Sanmina Corp.(a)	89,979	16,696,503
Teledyne Technologies, Inc.(a)	44,624	29,254,156
TTM Technologies, Inc.(a)	149,418	17,248,814
Unusual Machines, Inc.(a)(b)	185,761	3,930,703
		289,226,019
Energy Equipment & Services — 0.1%
Oceaneering International, Inc.(a)	107,120	5,225,314
IT Services — 0.2%
Everforth, Inc.(a)	250,588	7,126,723
Machinery — 6.6%
Crane Co.	53,046	11,323,199
Hanwha Ocean Co. Ltd.(a)	291,191	17,238,555
HD Hyundai Heavy Industries Co. Ltd.	36,298	12,153,142
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	31,303	8,312,820
HJ Shipbuilding & Construction Co. Ltd.(a)	505,617	5,511,096
Hyundai Rotem Co. Ltd.	237,144	22,037,744
IHI Corp.	1,085,100	18,972,922
ITT, Inc.	89,191	17,479,652
Kawasaki Heavy Industries Ltd.	523,200	8,938,689
Kongsberg Maritime A/S(a)(b)	1,289,264	7,250,622

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Defense Industrials and Tech Active ETF
(Formerly iShares Defense Industrials Active ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Lincoln Electric Holdings, Inc.	4,868	$1,272,057
Mitsubishi Heavy Industries Ltd.	3,119,400	72,876,441
Rainbow Robotics(a)	94,654	28,137,562
RBC Bearings, Inc.(a)	14,867	8,196,326
RENK Group AG	411,095	22,814,328
Samsung Heavy Industries Co. Ltd.(a)	688,062	10,230,166
Sumitomo Heavy Industries Ltd.	234,700	7,587,130
		280,332,451
Metals & Mining — 0.5%
Arafura Rare Earths Ltd.(a)(b)	11,517,039	1,449,572
Iluka Resources Ltd.	583,296	2,466,393
Lynas Rare Earths Ltd.(a)(b)	398,365	3,909,860
Materion Corp.	11,911	2,511,315
MP Materials Corp.(a)(b)	85,896	3,553,518
Poongsan Corp.	105,404	5,298,063
USA Rare Earth, Inc.(a)(b)	189,694	2,835,925
		22,024,646
Oil, Gas & Consumable Fuels — 0.7%
Cameco Corp.(b)	255,876	22,102,569
Centrus Energy Corp., Class A(a)(b)	48,143	8,517,941
		30,620,510
Professional Services — 1.1%
BlackSky Technology, Inc., Class A(a)(b)	222,102	5,119,451
Leidos Holdings, Inc.	72,976	8,436,026
Parsons Corp.(a)	497,309	21,986,031
Planet Labs PBC(a)	514,490	10,536,755
		46,078,263
Semiconductors & Semiconductor Equipment — 1.1%
Cerebras Systems, Inc., Class A(a)(b)	99,319	19,735,679
Kopin Corp.(a)(b)	1,401,691	4,933,952
MACOM Technology Solutions Holdings, Inc.(a)	89,716	22,558,191
		47,227,822
Security	Shares	Value
Software — 5.1%
Fortinet, Inc.(a)	274,192	$44,405,394
Palantir Technologies, Inc., Class A(a)	544,569	67,014,661
Palo Alto Networks, Inc.(a)	248,053	82,311,427
Radware Ltd.(a)	248,634	6,511,725
Zscaler, Inc.(a)	118,105	17,857,476
		218,100,683
Technology Hardware, Storage & Peripherals — 0.1%
Toshiba TEC Corp.	119,300	2,341,059
Total Long-Term Investments — 99.1% (Cost: $4,242,668,813)		4,231,000,118
Short-Term Securities
Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	180,387,541	180,441,657
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	23,400,000	23,400,000
Total Short-Term Securities — 4.8% (Cost: $203,830,140)		203,841,657
Total Investments — 103.9% (Cost: $4,446,498,953)		4,434,841,775
Liabilities in Excess of Other Assets — (3.9)%		(168,205,084)
Net Assets — 100.0%		$4,266,636,691

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$113,758,985	$66,684,569 (a)	$—	$(6,090)	$4,193	$180,441,657	180,387,541	$446,615 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	37,590,000	—	(14,190,000)(a)	—	—	23,400,000	23,400,000	335,176	—
				$(6,090)	$4,193	$203,841,657		$781,791	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Defense Industrials and Tech Active ETF
(Formerly iShares Defense Industrials Active ETF)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	51	09/18/26	$19,174	$84,595
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,480,345,994	$1,750,654,124	$—	$4,231,000,118
Short-Term Securities
Money Market Funds	203,841,657	—	—	203,841,657
	$2,684,187,651	$1,750,654,124	$—	$4,434,841,775
Derivative Financial Instruments(a)
Assets
Equity Contracts	$84,595	$—	$—	$84,595

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
Portfolio Abbreviation
NVS	Non-Voting Shares